STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax benefit (expense) on adjustment related to pension and postretirement plans	$ (4)	$ 2	$ (6)
Tax expense (benefit) on net deferred gain (loss) from cash flow hedges	(1)	(4)	(2)
Tax expense (benefit) on deferred loss from cash flow hedges realized in net income	0	0	0
CenterPoint Energy Houston Electric, LLC
Tax expense (benefit) on net deferred gain (loss) from cash flow hedges	0	(4)	0
CenterPoint Energy Resources Corp.
Tax benefit (expense) on adjustment related to pension and postretirement plans	(2)	(1)	(4)
Tax expense (benefit) on net deferred gain (loss) from cash flow hedges	$ 0	$ 0	$ (1)